Property, Plant and Equipment - Property, Plant and Equipment (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 127,730	$ 112,230
Less: accumulated depreciation	(10,478)	(5,792)
Property plant and equipment, net before capital leased assets	117,252	106,438
Construction in progress	8,541
Property plant and equipment, net	125,793	106,438
Photovoltaic (PV) Solar Systems
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	124,326	110,553
Property plant and equipment, net	24,602
Furniture, Fixtures and Equipment
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,170	302
Automobiles
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	314	75
Computers
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	1,806	1,296
Leasehold Improvements
Property, Plant and Equipment [Line Items]
Property plant and equipment, gross	$ 114	$ 4